Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2020	2021	2022
	(in thousands)
Trade payables	$15,701	$13,916	$9,342
Other current liabilities:
Employees and social debts	7,424	7,987	7,497
Provisions	89	—	77
Others	963	1,193	781
Total other current liabilities	$8,476	$9,180	$8,355
Contract liabilities:
License and development services agreement (See Note 19)	12,392	8,201	5,774
Deferred revenue	753	476	190
	$13,145	$8,677	$5,964